Acquisition (Assets Acquired And Liabilities Assumed Reflected In The Consolidated Balance Sheet) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2010
Acquisition [Abstract]
Cash and cash equivalents	¥ 228,972
Other current assets	653,709
Investments and advances	105,643
Property, plant and equipment	404,468
Goodwill	514,419
Intangible assets	494,103
Other assets	48,596
Total assets acquired	2,449,910
Current liabilities	606,639
Noncurrent liabilities	907,131
Total liabilities assumed	1,513,770
Total net assets acquired	¥ 936,140